INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The effective  income tax rate at December 31, 2013 differs from the U.S Federal statutory income tax rate due to the following:

          Federal statutory income rate                        $   521,000

          State income tax, net of federal benefit                  70,000

          Permanent items                                           (1,000)

          Change in valuation allowance                           (590,000)

                                                                ------------

                                                               $         -

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Schedule of Deferred Tax Assets and Liabilities

The  components of the deferred tax assets and  liabilities at December 31, 2013 are as follows:

                  Long-term deferred tax assets:

                    Federal net operating loss                $   994,000

                  Long-term deferred tax liabilities:

                    Valuation allowance                          (994,000)

                                                              -------------

                  Net long-term deferred tax assets           $         -

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